Management of Financial Risk - Schedule of foreign currency risk (Details) - USD ($)	Dec. 31, 2025	Sep. 30, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of foreign currency risk [Line Items]
Cash	$ 820,000		$ 676,000	$ 2,811,000	$ 3,825,000
Marketable Securities	16,000		218,000	1,534,000
Receivables and prepaids	175,000		247,000
Accounts payable and accrued liabilities	(1,129,000)		(928,000)
Lease liability	(102,000)	$ (102,000)	(150,000)	(215,000)
Deferred compensation liability	(856,000)		(422,000)	$ (244,000)	$ 0
Foreign currency risk [Member]
Disclosure of foreign currency risk [Line Items]
Cash	797,000		589,000
Marketable Securities	16,000		218,000
Receivables and prepaids	173,000		247,000
Accounts payable and accrued liabilities	(1,129,000)		(828,000)
Lease liability	(102,000)		(150,000)
Deferred compensation liability	(856,000)		(422,000)
Net financial assets (liabilities)	$ (1,101,000)		$ (346,000)